Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Income Taxes

Note 13 — Income Taxes

Income taxes in the Company’s combined financial statements have been calculated on a separate tax return basis. The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate (in thousands):

	Year Ended December 31
	2024		2023
Tax benefit at U.S. federal statutory rate	21.00%	(1,941)	21.00%	(2,159)
State Tax, net of federal benefit	14.58%	(1,347)	0.14%	(14)
Permanent difference	(0.06)%	6	(0.06)%	6
Prior-Year deferred taxes adjustment	0.32%	(30)	(0.57)%	58
Change of valuation allowance	(35.84)%	3,312	(20.51)%	2,109
Effective income tax rate	0.00%	—	0.00%	—

The components of the provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
	—	—

Deferred:
Federal	(1,607)	2,127
State and local	(1,705)	(18)
	(3,312)	2,109
Less: change in valuation allowance	3,312	(2,109)
Total provision for income taxes	$—	$—

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Accrued expenses & other	$70	$38
Depreciation and amortization	7	2
Stock based compensation	52	38
Convertible debt	93	5
Capitalized R&D	1,549	1,542
Net operating loss carryforward	32,173	29,033
R&D credit carryforward	3,511	3,485
Other	—	—
	37,455	34,143
Less: valuation allowance	(37,455)	(34,143)

No income tax expense was recorded during the year ended December 31, 2024 and 2023.

As of December 31, 2024, Profusa, Inc. had Federal and state net operating loss carryforwards of $114.8M and $116.3M, respectively. The Federal and state net operating loss carryforwards begin to expire in 2029. Federal net operating losses generated in tax years 2018 or thereafter have an indefinite carryforward period. The amount of Federal net operating loss that does not expire is $91.6 million.

As of December 31, 2024, Profusa, Inc. had Federal and California research credit carryforwards of $2.1M and $1.8M, respectively. The Federal tax credit carryforwards begin to expire in 2032. The state tax credit carryforwards carryforward indefinitely.

Management believes that, based upon a number of factors, which include the Company’s historical operating performance and accumulated deficit, it is more likely than not that the deferred tax assets will not be utilized. Therefore, the Company has recorded a full valuation allowance against its deferred tax assets.

Internal Revenue Code (IRC) section 382 limits the use of net operating loss and tax credit carryforwards in certain situations where changes occur in stock ownership of a company. The annual limitation may result in the expiration of the Company’s net operating loss and tax credit carryforwards prior to utilization. The Company has not completed an IRC section 382 study as of December 31, 2024.

No liability related to uncertain tax positions is recorded in the financial statements.

The Company accrues for interest and penalties as part of income tax expense. As of December 31, 2024 and 2023, the Company has not accrued interest and/or penalties.

The Company files tax returns in the U.S. Federal, California and various other states. Due to the Company’s net operating losses, its Federal and state income tax returns remain subject to examination since inception. As of December 31, 2024, there are no ongoing tax examinations.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The act contains many tax incentives intended to assist companies and individuals during the COVID-19 outbreak. The Company received Paycheck Protection Program Loans during the years ended December 31, 2021 and December 31, 2020 of $1.3 million and $1.2 million, respectively. The Company had $1.4 million of Paycheck Protection Program loans outstanding as of December 31, 2024 and 2023.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into federal law. IRA, among other things, imposes a nondeductible 1% excise tax after December 31, 2022 on the fair market value of certain stock that is “repurchased” by a publicly traded U.S. corporation or acquired by certain of its subsidiaries. The taxable amount is reduced by the fair market value of certain issuances of stock throughout the year. The Company does not expect this tax law change to have a material impact on its consolidated financial position; however, it will continue to evaluate its impact as further information becomes available. If average annual adjusted financial statement income exceeds $1 billion over a 3-taxable-year period, IRA also imposes a 15% corporate alternative minimum tax on adjusted financial statement income for taxable years beginning after December 31, 2022. The Company does not expect to incur this tax in the foreseeable future.

Under the Tax Cuts and Jobs Act of 2017, research and development costs are no longer fully deductible and are required to be capitalized and amortized for U.S. tax purposes effective January 1, 2022. The mandatory capitalization requirement increases our deferred tax assets and is fully offset with the valuation allowance.

NorthView Acquisition Corp [Member]
Income Taxes [Line Items]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$694,480	$436,196
Unrealized gain/loss – Trust	—	(13,661)
Net deferred tax asset	694,480	422,535
Valuation allowance	(694,480)	(436,196)
Deferred tax (liability), net of allowance	$—	$(13,661)

The income tax provision consists of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Federal
Current	$94,174	$480,069
Deferred	(271,945)	(226,991)

State
Change in valuation allowance	258,284	203,712
Income tax provision	$80,513	$456,790

As of December 31, 2024 and 2023, the Company had $0 in U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2024 and 2023, the change in the valuation allowance was $258,284 and $203,712.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.0%	21.0%
Prior Year Trueup	0.00	0.00
Change in fair value of warrant liabilities	(18.7)	(11.4)
Business combination expenses	0.00	5.8
Penalties and interest	0.00	0.2
Change in valuation allowance	(3.0)	12.6
Income tax provision	(0.90)%	28.2%

The Company files income tax returns in the U.S. federal, New York and New York City jurisdictions and is subject to examination by the various taxing authorities since inception.